Investment Strategy	May 14, 2025
Schwab Ariel ESG ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Summary Prospectus and Statutory Prospectus — Under the “Principal Investment Strategies” section:

a. The first paragraph will be deleted in its entirety and replaced with the following:
The fund invests primarily in exchange-traded equity securities of U.S. small- and mid-capitalization companies which are companies with capitalizations within the range of the Russell 2500™ Index, as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.
b. The third and fourth paragraphs will be deleted in their entirety.